Shareholders' Equity - Summary of Stock Option Activity (Detail) - $ / shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Stockholders' Equity [Abstract]
Number of options Outstanding, Beginning Balance	1,000
Number of options, Exercised	(1,000)	(23,700)	(291,555)
Number of options, Forfeited	0
Number of options, Granted	0	0	0
Number of options Outstanding, Ending Balance		1,000
Exercise price, Outstanding, Beginning Balance	$ 26.09
Exercise price, Exercised	26.09
Exercise price, Forfeited	0
Exercise price, Granted	0
Exercise price, Outstanding, Ending Balance		$ 26.09
Weighted-average exercise price, Beginning Balance	26.09
Weighted-average exercise price, Exercised	26.09
Weighted-average exercise price, Forfeited	0
Weighted-average exercise price, Granted	$ 0
Weighted-average exercise price, Ending Balance		$ 26.09